Pioneer Solutions - Balanced Fund
Schedule of Investments  |  October 31, 2024

A: PIALX	C: PIDCX	R: BALRX	Y: IMOYX

Schedule of Investments  |  10/31/24
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
1,285,199(a)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 1,285,199
		$1,285,199

	TOTAL SHORT TERM INVESTMENTS (Cost $1,285,199)	$1,285,199

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.3% (Cost $1,285,199)	$1,285,199
		Net Realized Gain (Loss) for the period ended 10/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/24	Capital Gain Distributions for the period ended 10/31/24	Dividend Income for the period ended 10/31/24	Value
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
1,773,348	Pioneer Balanced ESG Fund Class K	$(1,155)	$230,552	$—	$106,411	$ 19,684,166
2,340,378	Pioneer Bond Fund Class K	294,227	(192,135)	—	236,637	19,565,558
1,542,063	Pioneer CAT Bond Fund Class K	42,596	872,581	—	—	17,949,608
190,462	Pioneer Disciplined Value Fund Class K	—	83,803	—	—	2,984,535
129,245	Pioneer Equity Income Fund Class K	—	134,962	—	25,802	4,298,693
1,127,792	Pioneer Equity Premium Income Fund Class K	—	(88,377)	—	335,219	14,153,794
86,092	Pioneer Fund Class K	—	17,115	—	6,917	3,910,307
1Pioneer Solutions - Balanced Fund | 10/31/24

Shares		Net Realized Gain (Loss) for the period ended 10/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/24	Capital Gain Distributions for the period ended 10/31/24	Dividend Income for the period ended 10/31/24	Value
	Mutual Funds — (continued)
26,769	Pioneer Fundamental Growth Fund Class K	$—	$10,975	$—	$—	$ 969,053
3,799,870	Pioneer Global Sustainable Equity Fund Class K	435,562	(333,219)	—	—	76,187,401
1,921,189	Pioneer International Equity Fund Class K	354,906	(1,626,586)	—	—	51,468,651
9,680,067	Pioneer Multi-Asset Income Fund Class K	(45,309)	(673,418)	—	1,860,679	116,160,801
2,635,973	Pioneer Multi-Asset Ultrashort Income Fund Class K	(9,638)	(26,202)	—	426,710	25,516,223
843,198	Pioneer Securitized Income Fund Class Y	—	(8,939)	—	132,582	8,001,952
Pioneer Solutions - Balanced Fund | 10/31/242

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 10/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/24	Capital Gain Distributions for the period ended 10/31/24	Dividend Income for the period ended 10/31/24	Value
	Mutual Funds — (continued)
2,731,102	Pioneer Short-Term Income Fund Class K	$—	$(3,792)	$—	$316,874	$ 24,361,428
107,362	Pioneer Strategic Income Fund Class K	—	893	—	12,598	1,031,748
	Total Mutual Funds (Cost $340,641,172)	$1,071,189	$(1,601,787)	$—	$3,460,429	$386,243,918

	Total Investments in Affiliated Issuers — 99.6% (Cost $340,641,172)	$1,071,189	$(1,601,787)	$—	$3,460,429	$386,243,918
	OTHER ASSETS AND LIABILITIES — 0.1%					$201,134
	net assets — 100.0%					$387,730,251

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2024.
*	Affiliated funds managed by Amundi Asset Management US, Inc. (the “Adviser”).
3Pioneer Solutions - Balanced Fund | 10/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,285,199	$—	$—	$1,285,199
Affiliated Mutual Funds	386,243,918	—	—	386,243,918
Total Investments in Securities	$387,529,117	$—	$—	$387,529,117
During the period ended October 31, 2024, there were no transfers in or out of Level 3.
Pioneer Solutions - Balanced Fund | 10/31/244